13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Three Months Ended June 30, 2014	Three Months Ended June 30, 2013	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013

Accumulated OCI, beginning of period:
Currency translation adjustment	$(1,230,673)	$2,669,821	$465,615	$3,253,019
	$(1,230,673)	$2,669,821	$465,615	$3,253,019

Other comprehensive loss for the period:
Currency translation adjustments	$1,439,608	$(1,740,015)	$(256,680)	$(2,323,213)
	$1,439,608	$(1,740,015)	$(256,680)	$(2,323,213)

Accumulated OCI, end of period:
Currency translation adjustment	$208,935	$929,806	$208,935	$929,806
	$208,935	$929,806	$208,935	$929,806